VIA EDGAR

May 1, 2012

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of the statement of additional information, dated May 1, 2012, with respect to the All Asset Moderate Growth-Alt 15, All Asset Aggressive-Alt 25, AXA Aggressive Strategy, EQ/Emerging Markets Equity PLUS, EQ/High Yield Bond, EQ/International Small Cap PLUS, EQ/Natural Resources PLUS, EQ/Real Estate PLUS and EQ/PIMCO Real Return Portfolios of the Trust that would have been filed under Rule 497(c), does not differ from the form of statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 91 on April 25, 2012.

If you have any questions regarding this certification, please contact the undersigned at 212/314-2707.

Sincerely EQ Advisors Trust

By:	/s/ Gariel Nahoum
Name:	Gariel Nahoum
Title:	Vice President and Assistant Secretary